Research and development expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Research and development expenses
Personnel expense	$ (76,094)	$ (37,510)
External research and development expenses	(174,915)	(140,869)
Materials and consumables	(1,014)	(1,396)
Depreciation and amortization	(1,784)	(1,208)
Other expenses	(20,100)	(8,268)
Total research and development expenses	$ (273,907)	$ (189,251)